GOODWILL AND INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
Goodwill
Changes in the carrying value of goodwill, by reporting segment, were as follows (in thousands):

	Brand Direct	Marketplace	Other	Total
Balance, December 31, 2020	$8,616	$32,660	$3,628	$44,904
Additions (Note 6)	4,853	17,370	—	22,223
Balance, June 30, 2021	$13,469	$50,030	$3,628	$67,127
The carrying amount of goodwill for all reporting units had no accumulated impairments as of June 30, 2021 and December 31, 2020.
Intangible assets, net
Finite-lived intangible assets, net consisted of the following (in thousands):

		June 30, 2021			December 31, 2020
	Amortization Period (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Technology	3 to 5	$58,631	$(26,672)	$31,959	$48,008	$(21,454)	$26,554
Customer relationships	2 to 9	55,713	(10,653)	45,060	21,794	(6,749)	15,045
Brand	1 to 7	9,621	(1,547)	8,074	4,295	(961)	3,334
Non-competition agreements	3	2,222	(881)	1,341	2,105	(591)	1,514
Total		$126,187	$(39,753)	$86,434	$76,202	$(29,755)	$46,447
Amortization expense for finite-lived intangible assets is recorded on a straight-line basis in the pattern in which the assets’ economic benefits are consumed over their estimated useful lives. Amortization expense related to finite-lived intangible assets was $9.9 million and $7.1 million for the six months ended June 30, 2021 and 2020, respectively.